Other current liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities, Current [Abstract]
Other payables	$ 87,836	$ 104,979
Total other current liabilities	$ 87,836	$ 104,979